Statement of Cash Flows - Summary of The Reconciliation of Liabilities To The Cash Flows From Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 23,721	€ 9,064	€ 7,956
Inflows	67,723	13,530	7,500
Outflows	(22,598)	(1,850)	(8,556)
Additions	23,118	1,454
Disposals	(4,102)
Financial income	(567)
Financial Costs	2,257
Unpaid interest		1,340	1,988
FX	(288)	183	0
Reclassifications			176
Ending balance	89,263	23,721	9,064
Loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	14,440	0	0
Inflows	67,723	13,110	7,500
Outflows	(20,236)	0	(7,500)
Additions	0	0
Disposals	(1,179)
Financial income	0
Financial Costs	2,234
Unpaid interest		1,330	0
FX	(200)	0	0
Reclassifications			0
Ending balance	62,782	14,440	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	8,942	9,027	7,956
Inflows	0	0	0
Outflows	(2,264)	(1,713)	(1,056)
Additions	21,603	1,439
Disposals	(2,923)
Financial income	0
Financial Costs	0
Unpaid interest		6	1,951
FX	(84)	183	0
Reclassifications			176
Ending balance	25,273	8,942	9,027
Other financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	339	37	0
Inflows	0	420	0
Outflows	(98)	(137)	0
Additions	1,514	15
Disposals	0
Financial income	(567)
Financial Costs	23
Unpaid interest		4	37
FX	(4)	0	0
Reclassifications			0
Ending balance	€ 1,208	€ 339	€ 37